NOTES RECEIVABLE (Narrative) (Details)		1 Months Ended			12 Months Ended
	Aug. 15, 2016 USD ($)	Nov. 30, 2017 CAD ($)	Nov. 30, 2017 USD ($)	Oct. 16, 2017 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD ($)	Feb. 05, 2015 USD ($)
Statement [Line Items]
Weighted average exercise price of warrants granted in share-based payment arrangement					$ 2.00
Notes receivable					$ 429,973				$ 0
IGC Loan [Member]
Statement [Line Items]
Loan authorised								$ 750,000		$ 500,000
Borrowings, interest rate					8.00%			8.00%		8.00%
Proceeds from non-current borrowings						$ 750,000	$ 500,000
Expenses paid, amount added to loan							$ 198,953
Description of conversion of debt to equity					At any time prior to the maturity date, the Company had the right to convert all or any part of the principal sums and accrued interest into membership Units of IGC at US$5.00 per Unit.	At any time prior to the maturity date, the Company had the right to convert all or any part of the principal sums and accrued interest into membership Units of IGC at US$5.00 per Unit.	At any time prior to the maturity date, the Company had the right to convert all or any part of the outstanding amount of the loan into membership units at US$6.00 per unit. If IGC completed a financing at less than US$6.00 per unit, the conversion price will be adjusted to the price used in the financing.
Weighted average exercise price of warrants granted in share-based payment arrangement						$ 6.00
Additional Proceeds from non-current borrowings							$ 400,000
Amount converted	$ 1,184,511	$ 1,017,540	$ 789,967
Accrued interest converted	85,558	$ 51,877	39,967
Amount converted, conversion price	$ 5.00		$ 5.00
Amount converted, units granted	236,902	157,993	157,993
Amount converted, warrants granted	236,902	157,993	157,993
Fair value of the equity conversion option of convertible notes receivable					$ 79,220
Fair value of the note receivable component of convertible notes receivable					$ 926,057
Effective interest method, effective rate					18.00%	18.00%
Interest revenue calculated using effective interest method					$ 51,877
Net foreign exchange loss					38,401
Notes receivable to Revelo Resources Corp., [Member]
Statement [Line Items]
Borrowings, interest rate				1.00%
Proceeds from non-current borrowings				$ 400,000
Bonus from notes receivable issued				$ 20,000
Notes receivable					$ 429,973